26. Operating segment information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SummaryOfOperatingSegmentInformationLineItems [Line Items]
Gross operating revenue	R$ 17,056,279	R$ 15,374,623	R$ 14,855,109
Gross sales deductions	(971,185)	(766,390)	(756,901)
Net operating revenue	16,085,094	14,608,233	14,098,208
Costs, selling and administrative expenses	(10,943,540)	(10,646,646)	(10,678,063)
Income from operations before other operating expenses, net and equity accounting	5,141,554	3,961,587	3,420,145
Other operating income / (expenses), net	28,591	(5,679)	4,722
Equity accounting	6,510	5,760	4,740
Financial result, net	(1,264,336)	(458,054)	699,447
Income from operations before taxes	3,912,319	3,503,614	4,129,054
Depreciation and amortization	(1,392,541)	(1,301,897)	1,146,626
Sanitation
SummaryOfOperatingSegmentInformationLineItems [Line Items]
Gross operating revenue	14,253,609	12,223,746	11,122,232
Gross sales deductions	(971,185)	(766,390)	(756,901)
Net operating revenue	13,282,424	11,457,356	10,365,331
Costs, selling and administrative expenses	(8,203,883)	(7,566,104)	(7,026,699)
Income from operations before other operating expenses, net and equity accounting	5,078,541	3,891,252	3,338,632
Depreciation and amortization	(1,392,541)	(1,301,897)	1,146,626
Reconciliation to the financial statements
SummaryOfOperatingSegmentInformationLineItems [Line Items]
Gross operating revenue	2,802,670	3,150,877	3,732,877
Gross sales deductions	0	0	0
Net operating revenue	2,802,670	3,150,877	3,732,877
Costs, selling and administrative expenses	(2,739,657)	(3,080,542)	(3,651,364)
Income from operations before other operating expenses, net and equity accounting	R$ 63,013	70,335	81,513
Depreciation and amortization		R$ 0	R$ 0